LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–21.04%
INVESTMENT COMPANY–21.04%
Equity Fund–21.04%
Vanguard Mega Cap 300 Value ETF	1,699,247	$112,167,294
Total Affiliated Investment (Cost $106,704,497)		112,167,294
UNAFFILIATED INVESTMENTS–79.14%
INVESTMENT COMPANIES–79.14%
Equity Funds–78.55%
Vanguard Dividend Appreciation ETF	465,776	48,156,581
Vanguard Mega Cap 300 Growth ETF	970,628	123,347,406
Vanguard Mid-Cap Growth ETF	157,245	19,921,369
Vanguard Mid-Cap Value ETF	245,626	19,966,938
Vanguard Real Estate ETF	161,570	11,285,665
Vanguard Small-Cap Growth ETF	123,911	18,623,823
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	210,624	$ 18,703,411
Vanguard Total Stock Market ETF	1,231,939	158,809,256
		418,814,449
Money Market Fund–0.59%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	3,160,023	3,160,023
		3,160,023
Total Unaffiliated Investments (Cost $342,305,534)		421,974,472

TOTAL INVESTMENTS–100.18% (Cost $449,010,031)	534,141,766
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(952,212)
NET ASSETS APPLICABLE TO 30,025,919 SHARES OUTSTANDING–100.00%	$533,189,554

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard Domestic Equity ETF Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”),which, in turn, invest in U.S. stocks and moneymarket instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$112,167,294	$—	$—	$112,167,294
Unaffiliated Investment Companies	421,974,472	—	—	421,974,472
Total Investments	$534,141,766	$—	$—	$534,141,766
There were no Level 3 investments at the beginning or end of the period.
LVIP Vanguard Domestic Equity ETF Fund–2

LVIP Vanguard Domestic Equity ETF Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Number of Shares 03/31/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-21.04%@
Equity Fund-21.04%@
Vanguard Mega Cap 300 Value ETF	$138,083,879	$11,914,779	$2,549,282	$(322,136)	$(34,959,946)	$112,167,294	1,699,247	$859,326	$—

@ As a percentage of Net Assets as of March 31, 2020.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Vanguard Domestic Equity ETF Fund–3